GMO Emerging Markets Fund
GMO EMERGING MARKETS FUND
Investment objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- GMO Emerging Markets Fund} - GMO Emerging Markets Fund	Class II		Class III		Class IV		Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%		0.80%		0.80%		0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%	[1]	0.80%	[1]	0.80%	[1]	0.80%	0.80%
[1]	Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- GMO Emerging Markets Fund} - GMO Emerging Markets Fund		Class II	Class III	Class IV	Class V	Class VI
Management fee	[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder service fee	[1]	0.22%	0.15%	0.105%	0.085%	0.055%
Other expenses		0.12%	0.12%	0.12%	0.12%	0.12%
Acquired fund fees and expenses (underlying fund expenses)	[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual operating expenses		1.12%	1.05%	1.01%	0.99%	0.96%
Expense reimbursement/waiver	[1]	(0.03%)	(0.01%)	(0.01%)	(0.04%)	(0.04%)
Total annual operating expenses	[3]	1.09%	1.04%	1.00%	0.95%	0.92%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class's average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	These indirect expenses include commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds ("transaction fees"). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.02 % and 0.01%, respectively.
[3]	after expense reimbursement/waiver (Fund and underlying fund expenses)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example {- GMO Emerging Markets Fund} - GMO Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	273	521	789	1,556
Class III	268	502	754	1,479
Class IV	264	487	729	1,423
Class V	259	478	715	1,397
Class VI	256	469	700	1,363

If you do not sell your shares
Expense Example, No Redemption {- GMO Emerging Markets Fund} - GMO Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	190	432	693	1,440
Class III	185	413	658	1,362
Class IV	181	398	632	1,305
Class V	176	389	619	1,280
Class VI	173	379	603	1,245

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 94% of the average value of its portfolio.
Principal investment strategies
The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging markets. "Emerging markets" include all markets that are not treated as "developed markets" in the MSCI World Index or MSCI EAFE Index. The term "equities" refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see "Name Policies"). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and macroeconomic. The process begins with country and sector allocation and then focuses on the selection of individual companies. In constructing the Fund's portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund's portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. The factors considered and investment methods used by GMO can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging markets, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed markets.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

  Focused Investment Risk – Investments focused in a limited number of countries and regions that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected.

  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 31.90% (2Q2009) Lowest Quarter: –30.50% (4Q2008) Year-to-Date (as of 3/31/15): 0.41%
Average Annual Total Returns Periods Ending December 31, 2014
Average Annual Total Returns {- GMO Emerging Markets Fund} - GMO Emerging Markets Fund		1 Year	5 Years	10 Years	Incept.	Inception Date
Class II	[1]	(7.87%)	0.10%	6.62%	8.09%	Nov. 29, 1996
Class II | S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.12%)	2.69%	9.37%	7.46%	Nov. 29, 1996
Class III		(7.78%)	0.16%	6.69%	7.67%	Dec. 09, 1993
Class III | Return After Taxes on Distributions		(8.30%)	(0.43%)	4.80%	6.25%	Dec. 09, 1993
Class III | Return After Taxes on Distributions and Sale of Fund Shares		(3.62%)	0.75%	6.30%	6.71%	Dec. 09, 1993
Class III | S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)		(1.12%)	2.69%	9.37%	6.25%	Dec. 09, 1993
Class IV		(7.80%)	0.20%	6.73%	9.43%	Jan. 09, 1998
Class IV | S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)		(1.12%)	2.69%	9.37%	9.65%	Jan. 09, 1998
Class V	[2]	(7.77%)	0.25%	6.78%	11.23%	Aug. 04, 2003
Class V | S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	[2]	(1.12%)	2.69%	9.37%	12.91%	Aug. 04, 2003
Class VI		(7.73%)	0.28%	6.81%	11.56%	Jun. 30, 2003
Class VI | S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)		(1.12%)	2.69%	9.37%	13.32%	Jun. 30, 2003
[1]	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II's higher total annual operating expenses (Class II's expenses during these periods were calculated by adjusting Class III's actual total annual operating expenses during such periods upward by the current differential between "Total annual operating expenses" for Class II and Class III shares shown in the Fund's "Annual Fund operating expenses" table).
[2]	For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.